Note 9 - Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Quarterly Financial Information [Text Block]
9
.   SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following is a summary of unaudited quarterly results of operations for the years ended
March
31,
2018
and
2017:

	Quarter Ended
	June 30, 2017	September 30, 2017	December 31, 2017	March 31, 2018
Net sales	$23,083,269	$26,077,710	$28,033,521	$43,962,778
Gross profit	1,263,423	1,377,170	1,669,134	3,942,170
Net earnings	170,620	310,039	122,929	2,155,816
Basic	.02	.04	.02	.31
Diluted	.02	.04	.02	.31

	Quarter Ended
	June 30, 2016	September 30, 2016	December 31, 2016	March 31, 2017
Net sales	$22,393,764	$18,317,506	$15,988,745	$21,056,040
Gross profit (loss)	(1,252,988)	(45,711)	571,571	535,506
Net earnings (loss)	(1,461,219)	(603,882)	(236,625)	(376,958)
Basic	(.21)	(.09)	(.03)	(.06)
Diluted	(.21)	(.09)	(.03)	(.06)